SHARE CAPITAL (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of options
Number of options, Balance as at January 1, 2013	4,312,165
Number of options, Granted	2,148,146	1,390,225
Number of options, Exercised	(219,755)
Number of options, Forfeited	(721,327)
Number of options, Expired	(662,247)
Number of options, Balance December 31, 2013	4,856,982	4,312,165
Number of options, Exercisable as of December 31, 2013	1,698,629
Number of options, Vested and expected to vest as of December 31, 2013	4,095,682
Weighted average exercise price (CDN$)
Weighted average exercise price, Balance as at January 1, 2013	4.52
Weighted average exercise price, Granted	2.53
Weighted average exercise price, Exercised	2.26
Weighted average exercise price, Forfeited	4.19
Weighted average exercise price, Expired	5.52
Weighted average exercise price, Balance December 31, 2013	3.66	4.52
Weighted average exercise price, Exercisable as of December 31, 2013	4.80
Weighted average exercise price, Vested and expected to vest as of December 31, 2013	3.81
Average remaining contractual life in years
Average remaining contractual life in years, Exercisable as of December 31, 2013	3 years
Average remaining contractual life in years, Vested and expected to vest as of December 31, 2013	4 years 2 months 12 days
Aggregate intrinsic value (CDN$)
Aggregate intrinsic value, Exercisable as of December 31, 2013	0
Aggregate intrinsic value, Vested and expected to vest as of December 31, 2013	134,000